GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL
Schedule of changes in the carrying amount of goodwill	The changes in the carrying amount of goodwill for the years ended December 31, 2022 and 2023 were as follows (RMB in millions):

	2022	2023
Balance at beginning of year	59,353	59,337
Disposals and immaterial others	(16)	35

Balance at end of year	59,337	59,372